Financial instruments (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	$ 3,163	$ 5,272
Not later than one month [member] | Purchased call options [member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	246	0
Later than one month and not later than three months [member] | Purchased call options [member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	1,729	0
Later than three months and not later than six months [member] | Purchased call options [member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	662	0
Later than six months and not later than one year [member] | Purchased call options [member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	$ 0	$ 0